JPS
Nuveen Preferred & Income Securities Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 148.9% (96.9% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 67.8% (44.1% of Total Investments)
	Automobiles – 0.1%
$1,000	General Motors Financial Co Inc.	5.750%	N/A (3)	BB+	$965,760
	Banks – 25.9%
19,300	Bank of America Corp	6.500%	N/A (3)	BBB-	21,883,691
17,000	Bank of America Corp	6.300%	N/A (3)	BBB-	19,329,680
12,300	Bank of America Corp	6.100%	N/A (3)	BBB-	13,613,456
42,000	BB&T Corp	4.800%	N/A (3)	Baa1	42,819,000
8,500	Citigroup Inc.	5.950%	N/A (3)	BB+	9,095,000
7,000	Citigroup Inc., (4)	6.250%	N/A (3)	BB+	7,892,500
48,000	Citigroup Inc., (5)	6.125%	N/A (3)	Ba1	49,586,400
10,000	Citizens Financial Group Inc	6.000%	N/A (3)	BB+	10,500,000
1,000	Citizens Financial Group Inc., (5)	6.375%	N/A (3)	BB+	1,062,500
24,389	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	24,653,377
18,000	CoBank ACB, 144A	6.250%	N/A (3)	BBB+	19,318,320
1,250	DNB Bank ASA	2.375%	N/A (3)	Baa2	812,500
1,250	DNB Bank ASA	2.188%	N/A (3)	Baa2	812,500
25,580	First Union Capital II, (4), (5)	7.950%	11/15/29	Baa1	34,983,886
30,000	HSBC Capital Funding Dollar 1 LP, 144A, (4)	10.176%	N/A (3)	BBB+	49,312,500
3,600	JPMorgan Chase & Co	8.750%	9/01/30	Baa1	5,401,843
7,000	JPMorgan Chase & Co, (5)	6.100%	N/A (3)	Baa2	7,684,740
54,000	JPMorgan Chase & Co	6.750%	N/A (3)	Baa2	60,483,780
12,338	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (6)	5.406%	N/A (3)	Baa2	12,412,028
4,900	JPMorgan Chase & Co	5.300%	N/A (3)	Baa2	4,973,500
8,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	10,441,875
12,000	Lloyds Bank PLC, 144A, (5)	12.000%	N/A (3)	Baa3	14,610,000
20,900	Lloyds Bank PLC, Reg S	12.000%	N/A (3)	Baa3	25,445,750
2,450	Lloyds Banking Group PLC, 144A	6.657%	N/A (3)	Baa3	2,774,625
28,700	PNC Financial Services Group Inc., (4)	6.750%	N/A (3)	Baa2	30,565,500
25,000	Standard Chartered PLC, 144A, (4)	7.014%	N/A (3)	Ba1	29,289,000
16,823	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (6)	5.889%	N/A (3)	Baa2	17,033,287

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$3,000	Wells Fargo & Co, (4)	5.875%	N/A (3)	Baa2	$3,322,500
	Total Banks				530,113,738
	Capital Markets – 3.0%
10,400	Bank of New York Mellon Corp, (4)	4.950%	N/A (3)	Baa1	10,504,000
18,700	Charles Schwab Corp, (4)	7.000%	N/A (3)	BBB	20,336,250
2,558	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.884% spread), (6)	6.065%	N/A (3)	Ba1	2,564,907
5,000	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	5,072,850
6,000	Goldman Sachs Group Inc.	5.500%	N/A (3)	Ba1	6,418,200
5,900	Morgan Stanley	5.550%	N/A (3)	BB+	5,985,550
10,000	State Street Corp, (3-Month LIBOR reference rate + 1.000% spread), (6)	3.119%	6/15/47	A3	8,512,500
2,600	State Street Corp	5.250%	N/A (3)	Baa1	2,663,804
	Total Capital Markets				62,058,061
	Consumer Finance – 0.9%
16,987	Capital One Financial Corp, (4)	5.550%	N/A (3)	Baa3	17,298,202
	Diversified Financial Services – 2.5%
2,861	Bank of America Corp, (5)	8.050%	6/15/27	Baa2	3,681,959
9,250	Citigroup Inc	5.950%	N/A (3)	BB+	9,791,773
6,000	JP Morgan Chase & Company	6.000%	N/A (3)	Baa2	6,439,920
24,440	Voya Financial Inc, (5)	5.650%	5/15/53	BBB-	25,845,300
5,000	Voya Financial Inc.	6.125%	N/A (3)	BBB-	5,343,750
	Total Diversified Financial Services				51,102,702
	Electric Utilities – 3.5%
7,800	Duke Energy Corp	4.875%	N/A (3)	BBB	8,229,000
27,955	Emera Inc., (4), (5)	6.750%	6/15/76	BBB-	31,434,279
1,000	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (5), (6)	4.166%	10/01/66	BBB	865,795
11,450	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (6)	4.244%	6/15/67	BBB	9,925,158
1,600	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	1,646,880
22,482	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (5), (6)	4.769%	3/30/67	BBB	20,056,375
	Total Electric Utilities				72,157,487
	Food Products – 0.3%
6,705	Dairy Farmers of America Inc., 144A, (5)	7.125%	N/A (3)	BB+	6,607,777
	Insurance – 24.2%
3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	5,361,020
9,800	AIG Life Holdings Inc, (5)	8.500%	7/01/30	Baa2	13,108,689

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$4,400	Allstate Corp, (5)	5.750%	8/15/53	Baa1	$4,731,584
1,200	Allstate Corp	6.500%	5/15/57	Baa1	1,481,880
13,605	American International Group Inc, (5)	8.175%	5/15/58	Baa2	18,230,700
20,000	American International Group Inc., (5)	5.750%	4/01/48	Baa2	21,644,200
2,299	Aon Corp, (5)	8.205%	1/01/27	BBB	2,948,468
6,210	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.750%	8/15/50	BBB+	6,807,713
2,100	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.625%	8/15/52	BBB+	2,325,561
16,550	AXA SA, (5)	8.600%	12/15/30	A3	24,017,360
17,819	AXA SA, 144A, (4)	6.379%	N/A (3)	Baa1	21,160,062
900	AXA SA, Reg S	5.500%	N/A (3)	A3	905,625
14,550	Cloverie PLC for Zurich Insurance Co Ltd, Reg S	5.625%	6/24/46	A	16,277,813
1,200	Everest Reinsurance Holdings Inc, (3-Month LIBOR reference rate + 2.385% spread), (5), (6)	4.543%	5/15/37	BBB	1,098,000
8,100	Great-West Life & Annuity Insurance Capital LP, 144A	6.625%	11/15/34	A-	9,773,901
7,921	Hartford Financial Services Group Inc, (3-Month LIBOR reference rate + 2.125% spread), 144A, (6)	4.283%	2/12/47	BBB-	6,986,005
31,200	Legal & General Group PLC, Reg S	5.250%	3/21/47	A3	33,345,000
30,860	Liberty Mutual Group Inc., 144A, (5)	7.800%	3/15/37	Baa3	40,852,777
777	Lincoln National Corp, (3-Month LIBOR reference rate + 2.358% spread), (6)	4.481%	5/17/66	BBB	653,800
10,390	Lincoln National Corp, (3-Month LIBOR reference rate + 2.040% spread), (5), (6)	4.006%	4/20/67	BBB	8,415,900
19,800	M&G PLC, Reg S	6.500%	10/20/48	A3	23,166,000
6,800	Meiji Yasuda Life Insurance Co, 144A, (5)	5.100%	4/26/48	A-	7,665,129
29,600	MetLife Capital Trust IV, 144A, (4), (5)	7.875%	12/15/37	BBB	39,294,000
3,000	MetLife Inc, (5)	10.750%	8/01/39	BBB	4,933,620
36,531	MetLife Inc., 144A	9.250%	4/08/38	BBB	53,266,216
4,652	MetLife Inc.	5.250%	N/A (3)	BBB	4,693,868
15,000	Mitsui Sumitomo Insurance Co Ltd, 144A	4.950%	N/A (3)	A-	16,754,250
41,904	Nationwide Financial Services Inc., (4)	6.750%	5/15/37	Baa2	48,715,914
3,890	Progressive Corp	5.375%	N/A (3)	BBB+	4,064,116
6,225	Prudential Financial Inc, (5)	5.875%	9/15/42	BBB+	6,747,091
27,180	Prudential Financial Inc, (5)	5.625%	6/15/43	BBB+	29,456,325
6,000	Prudential Financial Inc	5.700%	9/15/48	BBB+	6,809,400

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$8,700	Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S	4.250%	10/01/45	A	$9,048,000
	Total Insurance				494,739,987
	Metals & Mining – 1.2%
21,315	BHP Billiton Finance USA Ltd, 144A, (5)	6.750%	10/19/75	BBB+	24,990,772
	Multi-Utilities – 0.2%
2,000	NiSource Inc.	5.650%	N/A (3)	BBB-	2,030,000
3,000	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (5), (6)	4.271%	5/15/67	BBB	2,600,498
	Total Multi-Utilities				4,630,498
	Oil, Gas & Consumable Fuels – 1.4%
8,200	Enbridge Inc, (5)	6.250%	3/01/78	BBB-	8,818,936
3,000	Enterprise Products Operating LLC, (5)	5.250%	8/16/77	Baa2	3,081,780
14,530	Transcanada Trust, (5)	5.875%	8/15/76	BBB	15,765,050
	Total Oil, Gas & Consumable Fuels				27,665,766
	Road & Rail – 1.4%
25,485	BNSF Funding Trust I, (4)	6.613%	12/15/55	A-	28,415,775
	U.S. Agency – 0.2%
4,000	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	4,168,715
	Wireless Telecommunication Services – 3.0%
59	Centaur Funding Corp, 144A, (5)	9.080%	4/21/20	BBB-	61,087,520
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,259,566,152)				1,386,002,760

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 61.3% (39.9% of Total Investments) (7)
	Banks – 52.1%
$46,739	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (4)	6.750%	N/A (3)	Baa2	$52,639,799
5,000	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	5,412,500
7,000	Barclays Bank PLC, (5)	7.625%	11/21/22	BBB+	7,829,500
63,300	Barclays PLC	7.750%	N/A (3)	BB+	67,414,500
31,100	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	33,160,375
26,000	Barclays PLC, (5)	8.000%	N/A (3)	BB+	28,372,500
38,585	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB-	43,601,050
5,500	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB-	6,187,500
10,000	BNP Paribas SA, Reg S	7.375%	N/A (3)	BBB-	11,300,000
58,750	BNP Paribas SA, 144A	7.625%	N/A (3)	BBB-	61,687,500
19,653	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB-	22,157,107

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$31,550	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB-	$37,781,125
4,466	Credit Agricole SA, Reg S	8.125%	N/A (3)	BBB-	5,348,035
600	Danske Bank A/S, Reg S	7.000%	N/A (3)	BB+	637,500
11,588	Danske Bank A/S, Reg S	6.125%	N/A (3)	BB+	11,819,760
11,000	DNB Bank ASA, Reg S	5.750%	N/A (3)	BBB	11,047,960
17,200	DNB Bank ASA, Reg S	6.500%	N/A (3)	BBB	18,060,000
5,000	HSBC Holdings PLC	6.375%	N/A (3)	BBB	5,328,100
1,600	HSBC Holdings PLC, (5)	6.000%	N/A (3)	BBB	1,660,800
66,505	HSBC Holdings PLC, (4)	6.875%	N/A (3)	BBB	69,397,967
4,800	HSBC Holdings PLC, (5)	6.250%	N/A (3)	BBB	4,980,000
10,000	HSBC Holdings PLC, (5)	6.500%	N/A (3)	BBB	10,587,500
9,700	ING Groep NV, Reg S	6.875%	N/A (3)	BBB-	10,233,500
26,700	ING Groep NV	6.500%	N/A (3)	BBB-	28,366,080
3,134	ING Groep NV	6.000%	N/A (3)	BBB-	3,154,371
2,000	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	2,107,500
73,428	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	80,403,660
4,800	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	5,280,912
5,075	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	Ba1	5,201,875
26,400	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB	28,776,000
35,090	Nordea Bank Abp, 144A	6.125%	N/A (3)	BBB	36,976,088
18,988	Nordea Bank Abp, Reg S	6.125%	N/A (3)	BBB	20,008,605
22,075	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BB+	25,248,281
12,000	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BB+	12,930,000
72,886	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	BB+	74,252,612
1,000	Skandinaviska Enskilda Banken AB, Reg S	5.625%	N/A (3)	BBB	1,021,250
5,400	Societe Generale SA, 144A	7.375%	N/A (3)	BB+	5,683,500
73,300	Societe Generale SA, 144A	8.000%	N/A (3)	BB+	83,745,250
4,550	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	4,800,250
9,000	Societe Generale SA, Reg S	7.875%	N/A (3)	BB+	9,866,250
15,000	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	15,918,750
13,000	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	14,153,750
4,700	Standard Chartered PLC, Reg S	7.500%	N/A (3)	Ba1	4,987,875
2,000	Standard Chartered PLC, Reg S	6.500%	N/A (3)	Ba1	2,014,776
25,786	Svenska Handelsbanken AB, Reg S	5.250%	N/A (3)	BBB+	26,074,030
12,000	Swedbank AB, Reg S	6.000%	N/A (3)	BBB	12,435,000
16,609	UBS Group AG, Reg S	7.000%	N/A (3)	BBB-	18,519,035
3,000	UBS Group AG, 144A	7.000%	N/A (3)	BBB-	3,217,500

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$13,300	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	$14,031,500
986,857	Total Banks				1,065,819,278
	Capital Markets – 9.2%
11,000	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	11,862,400
3,000	Credit Suisse Group AG, 144A	6.375%	N/A (3)	Ba2	3,161,250
12,000	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB	13,050,000
58,000	Credit Suisse Group AG, 144A, (4), (5)	7.500%	N/A (3)	BB	64,304,020
8,200	Credit Suisse Group AG, 144A	6.250%	N/A (3)	BB	8,743,250
20,000	Credit Suisse Group AG, Reg S	7.500%	N/A (3)	BB	22,170,800
1,700	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	BB	1,816,875
35,100	UBS Group AG, Reg S	6.875%	N/A (3)	BBB-	38,033,800
12,178	UBS Group AG, Reg S	7.125%	N/A (3)	BBB-	12,276,885
11,700	UBS Group AG, Reg S	6.875%	N/A (3)	BBB-	12,150,965
172,878	Total Capital Markets				187,570,245
$1,159,735	Total Contingent Capital Securities (cost $1,181,729,884)				1,253,389,523

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.7% (10.9% of Total Investments)
	Banks – 6.3%
645,113	Citigroup Inc	6.875%	BB+	$18,256,698
47,500	CoBank ACB, 144A, (8)	6.250%	BBB+	5,035,000
53,000	CoBank ACB, (4), (8)	6.200%	BBB+	5,724,000
84,563	Fifth Third Bancorp, (4)	6.625%	Baa3	2,411,737
724,000	KeyCorp, (4)	6.125%	Baa3	21,705,520
2,158,300	PNC Financial Services Group Inc.	6.125%	Baa2	58,684,177
189,200	Regions Financial Corp	5.700%	BB+	5,184,080
249,285	Wells Fargo & Co, (4)	5.850%	Baa2	6,713,245
182,000	Wells Fargo & Co	5.625%	Baa2	4,799,340
	Total Banks			128,513,797
	Capital Markets – 1.7%
124,248	Affiliated Managers Group Inc	5.875%	Baa1	3,312,452
369,239	Goldman Sachs Group Inc.	5.500%	Ba1	10,021,147
38,534	Morgan Stanley, (4)	7.125%	BB+	1,120,183
640,000	Morgan Stanley, (4)	5.850%	BB+	17,702,400

Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
74,642	State Street Corp, (4)	5.900%	Baa1	$2,060,119
	Total Capital Markets			34,216,301
	Consumer Finance – 0.1%
111,540	Capital One Financial Corp	5.000%	Baa3	2,803,000
	Diversified Financial Services – 1.3%
105,300	AgriBank FCB, (8)	6.875%	BBB+	11,372,400
471,970	National Rural Utilities Cooperative Finance Corp	5.500%	A3	13,026,372
39,705	Voya Financial Inc.	5.350%	BBB-	1,076,402
	Total Diversified Financial Services			25,475,174
	Electric Utilities – 1.4%
160,000	Alabama Power Co, (4)	5.000%	A3	4,198,400
200,000	Duke Energy Corp	5.750%	BBB	5,580,000
16,000	Entergy Texas Inc	5.375%	BBB-	423,360
299,756	Integrys Holding Inc, (5), (8)	6.000%	BBB	8,243,290
114,962	Interstate Power & Light Co, (4)	5.100%	BBB	2,995,909
202,000	NextEra Energy Capital Holdings Inc	5.650%	BBB	5,609,540
86,891	Southern Co, (4)	5.250%	BBB	2,309,563
	Total Electric Utilities			29,360,062
	Equity Real Estate Investment Trust – 0.7%
2,100	Kimco Realty Corp	5.250%	Baa2	54,474
82,301	Prologis Inc, (8)	8.540%	BBB	5,946,247
245,000	Public Storage	5.600%	A3	6,779,150
69,965	SITE Centers Corp, (5)	6.250%	Ba1	1,796,002
	Total Equity Real Estate Investment Trust			14,575,873
	Food Products – 0.6%
91,900	Dairy Farmers of America Inc., 144A, (8)	7.875%	BB+	9,190,000
32,500	Dairy Farmers of America Inc., 144A, (8)	7.875%	BB+	3,250,000
	Total Food Products			12,440,000
	Insurance – 2.8%
608,741	Allstate Corp, (5)	5.100%	Baa1	16,082,937
50,927	American Financial Group Inc/OH, (5)	6.250%	Baa2	1,293,546
73,339	American Financial Group Inc/OH	5.875%	Baa2	1,986,020
35,529	Arch Capital Group Ltd	5.250%	BBB	905,990
130,965	Axis Capital Holdings Ltd	5.500%	BBB	3,306,866
307,730	Hartford Financial Services Group Inc., (4), (5)	7.875%	Baa2	8,748,764
481,404	Prudential PLC, (4)	6.750%	BBB+	12,891,999
416,100	Reinsurance Group of America Inc., (5)	6.200%	BBB+	11,342,886

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
10,000	WR Berkley Corp, (5)	5.625%	Baa2	$251,100
	Total Insurance			56,810,108
	Multi-Utilities – 0.6%
188,300	Algonquin Power & Utilities Corp	6.200%	BB+	5,229,091
280,000	DTE Energy Co	5.250%	BBB-	7,529,200
	Total Multi-Utilities			12,758,291
	U.S. Agency – 0.9%
177,750	Farm Credit Bank of Texas, 144A, (5), (8)	6.750%	Baa1	19,197,000
	Wireless Telecommunication Services – 0.3%
63,391	Telephone & Data Systems Inc	7.000%	BB+	1,612,667
131,990	Telephone & Data Systems Inc, (5)	6.875%	BB+	3,352,546
11,826	United States Cellular Corp, (5)	7.250%	Ba1	322,495
	Total Wireless Telecommunication Services			5,287,708
	Total $25 Par (or similar) Retail Preferred (cost $313,957,044)			341,437,314

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 1.3% (0.8% of Total Investments)
966,571	BlackRock Credit Allocation Income Trust	$13,097,037
646,421	John Hancock Preferred Income Fund III	12,385,426
	Total Investment Companies (cost $34,063,199)	25,482,463

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.9% (0.6% of Total Investments)
	Banks – 0.9%
12,640	Wells Fargo & Co	7.500%	Baa2	$19,080,080
	Total Convertible Preferred Securities (cost $15,131,410)			19,080,080

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 0.9% (0.6% of Total Investments)
	Insurance – 0.8%
$5,000	AIG Life Holdings Inc, 144A, (10)	8.125%	3/15/46	Baa2	$6,700,000
6,150	Liberty Mutual Insurance Co, 144A, (5)	7.697%	10/15/97	BBB+	9,084,292
11,150	Total Insurance				15,784,292
	Wireless Telecommunication Services – 0.1%
1,600	Koninklijke KPN NV, 144A, (5)	7.000%	3/28/73	BB+	1,754,000
$12,750	Total Corporate Bonds (cost $14,912,651)				17,538,292
	Total Long-Term Investments (cost $2,819,360,340)				3,042,930,432

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.8% (3.1% of Total Investments)
	REPURCHASE AGREEMENTS – 4.8% (3.1% of Total Investments)
$98,522	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $98,523,470, collateralized by $99,535,000 U.S. Treasury Notes, 2.250%, due 3/31/21, value $100,493,920	0.650%	11/01/19	$98,521,691
	Total Short-Term Investments (cost $98,521,691)			98,521,691
	Total Investments (cost $2,917,882,031) – 153.7%			3,141,452,123
	Borrowings – (41.7)% (11), (12)			(853,300,000)
	Reverse Repurchase Agreements – (12.7)% (13)			(260,000,000)
	Other Assets Less Liabilities – 0.7% (14)			16,237,317
	Net Assets Applicable to Common Shares – 100%			$2,044,389,440
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(26,060,744)	$(26,060,744)
Morgan Stanley Capital Services, LLC	90,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(7,437,553)	(7,437,553)
Total	$611,000,000								$(33,498,297)	$(33,498,297)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,386,002,760	$ —	$1,386,002,760
Contingent Capital Securities	—	1,253,389,523	—	1,253,389,523
$25 Par (or similar) Retail Preferred	273,479,377	67,957,937	—	341,437,314
Investment Companies	25,482,463	—	—	25,482,463
Convertible Preferred Securities	19,080,080	—	—	19,080,080
Corporate Bonds	—	17,538,292	—	17,538,292
Short-Term Investments:
Repurchase Agreements	—	98,521,691	—	98,521,691
Investments in Derivatives:
Interest Rate Swaps*	—	(33,498,297)	—	(33,498,297)
Total	$318,041,920	$2,789,911,906	$ —	$3,107,953,826

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $601,803,538.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value $466,263,318 have been pledged as collateral for reverse repurchase agreements.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(11)	Borrowings as a percentage of Total Investments is 27.2%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,909,607,858 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements as a percentage of Total Investments is 8.3%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.